Revision of Prior Period Financial Statements	6 Months Ended
Mar. 31, 2023
Revision of Prior Period Financial Statements
Revision of Prior Period Financial Statements

Note 2. Revision of Prior Period Financial Statements

Subsequent to the issuance of the unaudited condensed consolidated financial statements for the period ended December 31, 2022, the Company identified an error in its accounting of incremental costs of obtaining customer contracts. Certain incremental costs that qualify for capitalization and amortization over the expected period of benefit were inappropriately expensed in the period the commission was earned, resulting in an overstatement of operating expenses in the previously issued financial statements. As a result, the Company has revised the accompanying financial statements as of September 30, 2022 and for the three and six months ended March 31, 2022 from amounts previously reported. Management has determined the error was immaterial to the previously issued financial statements.

The following tables present a summary of the revision to the Company’s previously issued historical financial statements as of and for the periods noted.

Revised Condensed Consolidated Balance Sheet

		As of
	September 30, 2022
	As Reported	Adjustment	As Revised

	(in thousands)
Prepaids and other current assets	$15,806	$(343)	$15,463
Total current assets	58,715	(343)	58,372
Other noncurrent assets	1,006	3,140	4,146
Total assets	69,974	2,797	72,771
Accumulated deficit	(200,320)	2,797	(197,523)
Total stockholders' equity (deficit)	(198,143)	2,797	(195,346)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)	69,974	2,797	72,771

Revised Condensed Consolidated Statements of Operations and Comprehensive Loss

	Three Months Ended			Six Months Ended
	March 31, 2022			March 31, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
	(in thousands, except share and per share amounts)			(in thousands, except share and per share amounts)
Sales and marketing	$6,618	$(643)	$5,975	$13,193	$(945)	$12,248
Total operating expense	18,563	(643)	17,920	37,641	(945)	36,696
Loss from operations	(11,028)	643	(10,385)	(22,315)	945	(21,370)
Net loss	$(15,170)	$643	$(14,527)	$(27,352)	$945	$(26,407)
Net loss per share attributable to common shares - basic and diluted(1)	(0.27)		(1.05)	(0.48)		(2.04)
Weighted-average shares outstanding - basic and diluted(1)	60,764,608		13,864,320	56,816,307		12,963,436
Comprehensive loss:
Net loss	$(15,170)	$643	$(14,527)	$(27,352)	$945	$(26,407)
Total comprehensive loss	$(15,542)	$643	$(14,899)	$(27,120)	$945	$(26,175)
(1)

The as revised weighted-average shares outstanding and earnings per share calculations have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio as a result of the Business Combination.

Revised Condensed Consolidated Statement of Cash Flows

	Six Months Ended
	March 31, 2022
	As Reported	Adjustment	As Revised

	(in thousands)
Operating activities:
Net loss	$(27,352)	$945	$(26,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred commission	443	235	678
Changes in operating assets and liabilities:
Other current assets	(2,645)	(949)	(3,594)
Other noncurrent assets	(261)	(231)	(492)
Net cash used in operating activities	(18,646)	—	(18,646)

Revised Condensed Consolidated Statement of Convertible Preferred Shares and Stockholders' Equity (Deficit)

	Accumulated Deficit			Total Stockholders' Equity
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
	(in thousands)			(in thousands)
Balance as of September 30, 2021	$(151,669)	$1,649	$(150,020)	$(152,706)	$1,649	$(151,057)
Net loss	(12,182)	302	(11,880)	(12,182)	302	(11,880)
Balance as of December 31, 2021	(163,851)	1,951	(161,900)	(163,210)	1,951	(161,259)
Net loss	(15,170)	643	(14,527)	(15,170)	643	(14,527)
Balance as of March 31, 2022	(179,021)	2,594	(176,427)	(178,595)	2,594	(176,001)

Balance as of September 30, 2022	(200,320)	2,797	(197,523)	(198,143)	2,797	(195,346)
Net loss	(13,042)	346	(12,696)	(13,042)	346	(12,696)
Balance as of December 31, 2022	$(213,362)	$3,143	$(210,219)	$(10,828)	$3,143	$(7,685)